Financial liabilities	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Financial liabilities

Note 11. Financial liabilities

11.1 Detail of financial liabilities

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
Finance leases	30	13

Total non-current financial liabilities	30	13

Finance leases	38	21
Derivative instruments	1,692	—

Total current financial liabilities	1,730	21

Trade payables	9,722	9,460
Other current liabilities	5,197	6,570

Total Financial liabilities	16,678	16,064

Derivative instruments consist of fair value of zero premium collar instruments and accumulators that are classified under level 2 in the fair value hierarchy (note 7.3. Financial risks management).

11.2 Due dates of the financial liabilities

Balance as of December 31, 2017	Gross Amount	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Finance leases	34	21	13	—
Derivative instruments	—	—	—	—

Financial liabilities	34	21	13	—

Trade payables	9,460	9,460	—	—
Other current liabilities	6,570	6,570	—

Total financial liabilities	16,064	16,051	13	—